Distribution Date:	01/18/24	Wells Fargo Commercial Mortgage Trust 2016-NXS5
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000CAW3	1.559000%	33,080,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000CAX1	2.711000%	121,907,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000CAY9	3.538000%	35,827,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000CAZ6	3.370000%	65,000,000.00	54,751,548.27	0.00	153,760.60	0.00	0.00	153,760.60	54,751,548.27	40.82%	30.00%
A-5	95000CBA0	3.372000%	85,000,000.00	85,000,000.00	0.00	238,850.00	0.00	0.00	238,850.00	85,000,000.00	40.82%	30.00%
A-6	95000CBB8	3.635000%	164,769,000.00	164,769,000.00	0.00	499,112.76	0.00	0.00	499,112.76	164,769,000.00	40.82%	30.00%
A-6FL	95000CBK8	7.026290%	50,000,000.00	50,000,000.00	0.00	331,797.03	0.00	0.00	331,797.03	50,000,000.00	40.82%	30.00%
A-6FX	95000CBM4	3.635000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95000CBC6	3.382000%	57,007,000.00	23,197,800.38	950,395.85	65,379.13	0.00	0.00	1,015,774.98	22,247,404.53	40.82%	30.00%
A-S	95000CBD4	3.988000%	50,320,000.00	50,320,000.00	0.00	167,230.13	0.00	0.00	167,230.13	50,320,000.00	32.92%	24.25%
B	95000CBG7	5.109667%	52,508,000.00	52,508,000.00	0.00	223,582.00	0.00	0.00	223,582.00	52,508,000.00	24.67%	18.25%
C	95000CBH5	5.142667%	39,381,000.00	39,381,000.00	0.00	168,769.48	0.00	0.00	168,769.48	39,381,000.00	18.49%	13.75%
D	95000CBJ1	5.142667%	26,254,000.00	26,254,000.00	0.00	112,512.99	0.00	0.00	112,512.99	26,254,000.00	14.36%	10.75%
E	95000CAJ2	5.142667%	20,784,000.00	20,784,000.00	0.00	89,071.00	0.00	0.00	89,071.00	20,784,000.00	11.10%	8.38%
F	95000CAL7	2.874000%	22,185,000.00	22,185,000.00	0.00	37,322.28	0.00	0.00	37,322.28	22,185,000.00	7.61%	5.84%
G	95000CAN3	2.874000%	9,539,000.00	9,539,000.00	0.00	0.00	0.00	0.00	0.00	9,539,000.00	6.12%	4.75%
H	95000CAQ6	2.874000%	41,568,836.00	38,942,301.79	0.00	0.00	0.00	0.00	0.00	38,942,301.79	0.00%	0.00%
V	95000CAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000CAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			875,129,838.01	637,631,650.44	950,395.85	2,087,387.40	0.00	0.00	3,037,783.25	636,681,254.59

X-A	95000CBE2	1.566004%	662,910,000.00	428,038,348.65	0.00	558,591.34	0.00	0.00	558,591.34	427,087,952.80
X-B	95000CBF9	0.033000%	52,508,000.00	52,508,000.00	0.00	1,443.97	0.00	0.00	1,443.97	52,508,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	95000CAC7	2.268667%	22,185,000.00	22,185,000.00	0.00	41,941.98	0.00	0.00	41,941.98	22,185,000.00
X-G	95000CAE3	2.268667%	9,539,000.00	9,539,000.00	0.00	18,034.01	0.00	0.00	18,034.01	9,539,000.00
X-H	95000CAG8	2.268667%	41,568,836.00	38,942,301.79	0.00	73,622.60	0.00	0.00	73,622.60	38,942,301.79
Notional SubTotal			788,710,836.00	551,212,650.44	0.00	693,633.90	0.00	0.00	693,633.90	550,262,254.59

Deal Distribution Total					950,395.85	2,781,021.30	0.00	0.00	3,731,417.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000CAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000CAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000CAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000CAZ6	842.33151185	0.00000000	2.36554769	0.00000000	0.00000000	0.00000000	0.00000000	2.36554769	842.33151185
A-5	95000CBA0	1,000.00000000	0.00000000	2.81000000	0.00000000	0.00000000	0.00000000	0.00000000	2.81000000	1,000.00000000
A-6	95000CBB8	1,000.00000000	0.00000000	3.02916665	0.00000000	0.00000000	0.00000000	0.00000000	3.02916665	1,000.00000000
A-6FL	95000CBK8	1,000.00000000	0.00000000	6.63594060	0.00000000	0.00000000	0.00000000	0.00000000	6.63594060	1,000.00000000
A-6FX	95000CBM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95000CBC6	406.92898030	16.67156402	1.14686144	0.00000000	0.00000000	0.00000000	0.00000000	17.81842546	390.25741628
A-S	95000CBD4	1,000.00000000	0.00000000	3.32333327	0.00000000	0.00000000	0.00000000	0.00000000	3.32333327	1,000.00000000
B	95000CBG7	1,000.00000000	0.00000000	4.25805592	0.00000000	0.00000000	0.00000000	0.00000000	4.25805592	1,000.00000000
C	95000CBH5	1,000.00000000	0.00000000	4.28555598	0.00000000	0.00000000	0.00000000	0.00000000	4.28555598	1,000.00000000
D	95000CBJ1	1,000.00000000	0.00000000	4.28555611	0.00000000	0.00000000	0.00000000	0.00000000	4.28555611	1,000.00000000
E	95000CAJ2	1,000.00000000	0.00000000	4.28555620	0.00000000	0.00000000	0.00000000	0.00000000	4.28555620	1,000.00000000
F	95000CAL7	1,000.00000000	0.00000000	1.68232049	0.71267929	7.24884652	0.00000000	0.00000000	1.68232049	1,000.00000000
G	95000CAN3	1,000.00000000	0.00000000	0.00000000	2.39499948	41.46705944	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000CAQ6	936.81482421	0.00000000	0.00000000	2.24367144	105.76817763	0.00000000	0.00000000	0.00000000	936.81482421
V	95000CAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000CAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000CBE2	645.69602005	0.00000000	0.84263526	0.00000000	0.00000000	0.00000000	0.00000000	0.84263526	644.26234753
X-B	95000CBF9	1,000.00000000	0.00000000	0.02750000	0.00000000	0.00000000	0.00000000	0.00000000	0.02750000	1,000.00000000
X-F	95000CAC7	1,000.00000000	0.00000000	1.89055578	0.00000000	0.00000000	0.00000000	0.00000000	1.89055578	1,000.00000000
X-G	95000CAE3	1,000.00000000	0.00000000	1.89055561	0.00000000	0.00000000	0.00000000	0.00000000	1.89055561	1,000.00000000
X-H	95000CAG8	936.81482421	0.00000000	1.77110083	0.00000000	0.00000000	0.00000000	0.00000000	1.77110083	936.81482421

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/23 - 12/30/23	30	0.00	153,760.60	0.00	153,760.60	0.00	0.00	0.00	153,760.60	0.00
A-5	12/01/23 - 12/30/23	30	0.00	238,850.00	0.00	238,850.00	0.00	0.00	0.00	238,850.00	0.00
A-6	12/01/23 - 12/30/23	30	0.00	499,112.76	0.00	499,112.76	0.00	0.00	0.00	499,112.76	0.00
A-6FL	12/15/23 - 01/17/24	34	0.00	331,797.03	0.00	331,797.03	0.00	0.00	0.00	331,797.03	0.00
A-6FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	65,379.13	0.00	65,379.13	0.00	0.00	0.00	65,379.13	0.00
X-A	12/01/23 - 12/30/23	30	0.00	558,591.34	0.00	558,591.34	0.00	0.00	0.00	558,591.34	0.00
X-B	12/01/23 - 12/30/23	30	0.00	1,443.97	0.00	1,443.97	0.00	0.00	0.00	1,443.97	0.00
X-F	12/01/23 - 12/30/23	30	0.00	41,941.98	0.00	41,941.98	0.00	0.00	0.00	41,941.98	0.00
X-G	12/01/23 - 12/30/23	30	0.00	18,034.01	0.00	18,034.01	0.00	0.00	0.00	18,034.01	0.00
X-H	12/01/23 - 12/30/23	30	0.00	73,622.60	0.00	73,622.60	0.00	0.00	0.00	73,622.60	0.00
A-S	12/01/23 - 12/30/23	30	0.00	167,230.13	0.00	167,230.13	0.00	0.00	0.00	167,230.13	0.00
B	12/01/23 - 12/30/23	30	0.00	223,582.00	0.00	223,582.00	0.00	0.00	0.00	223,582.00	0.00
C	12/01/23 - 12/30/23	30	0.00	168,769.48	0.00	168,769.48	0.00	0.00	0.00	168,769.48	0.00
D	12/01/23 - 12/30/23	30	0.00	112,512.99	0.00	112,512.99	0.00	0.00	0.00	112,512.99	0.00
E	12/01/23 - 12/30/23	30	0.00	89,071.00	0.00	89,071.00	0.00	0.00	0.00	89,071.00	0.00
F	12/01/23 - 12/30/23	30	144,658.41	53,133.07	0.00	53,133.07	15,810.79	0.00	0.00	37,322.28	160,815.66
G	12/01/23 - 12/30/23	30	371,817.87	22,845.90	0.00	22,845.90	22,845.90	0.00	0.00	0.00	395,554.28
H	12/01/23 - 12/30/23	30	4,293,111.22	93,266.81	0.00	93,266.81	93,266.81	0.00	0.00	0.00	4,396,660.03
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,809,587.50	2,912,944.80	0.00	2,912,944.80	131,923.50	0.00	0.00	2,781,021.30	4,953,029.97

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

		Additional Information

	Total Available Distribution Amount (1)	3,731,417.15
Benchmark: Term SOFR
	Current Period %	5.476290
	Next Period %	5.446240
	Benchmark Adjustment	0.114480%
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Due to the cessation of LIBOR please see the LIBOR transition notice posted under the Special Notices tab for details on the Next Period rate.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,740,942.14	Master Servicing Fee	3,096.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,578.59
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	274.54
ARD Interest	0.00	Operating Advisor Fee	1,017.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	159.23
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,740,942.14	Total Fees	8,336.00

Principal		Expenses/Reimbursements
Scheduled Principal	950,395.85	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	101,626.18
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,297.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	950,395.85	Total Expenses/Reimbursements	131,923.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,781,021.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	950,395.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	180,338.70	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	180,338.70	Total Payments to Certificateholders and Others	3,731,417.15
Total Funds Collected	3,871,676.69	Total Funds Distributed	3,871,676.66

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	637,631,650.44	637,631,650.44	Beginning Certificate Balance	637,631,650.44
(-) Scheduled Principal Collections	950,395.85	950,395.85	(-) Principal Distributions	950,395.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	636,681,254.59	636,681,254.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	638,891,195.57	638,891,195.57	Ending Certificate Balance	636,681,254.59
Ending Actual Collateral Balance	638,035,980.79	638,035,980.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	107,663,081.68	16.91%	23	5.1167	NAP	Defeased	12	107,663,081.68	16.91%	23	5.1167	NAP
2,000,000 or less	1	1,405,251.81	0.22%	23	5.6800	1.216800	Less than 1.21	8	148,572,716.91	23.34%	24	4.8386	0.522414
2,000,001 to 3,000,000	5	12,763,909.62	2.00%	24	4.8796	3.288664	1.21 to 1.30	4	45,415,732.00	7.13%	23	5.1911	1.263528
3,000,001 to 4,000,000	5	17,432,566.15	2.74%	23	5.4492	1.803962	1.31 to 1.40	4	34,185,712.82	5.37%	23	4.8928	1.358808
4,000,001 to 5,000,000	3	13,575,322.79	2.13%	25	4.9585	2.728969	1.41 to 1.50	2	26,551,601.62	4.17%	24	4.8704	1.426251
5,000,001 to 6,000,000	4	22,237,789.28	3.49%	24	4.9418	1.476118	1.51 to 1.60	2	5,681,176.62	0.89%	24	5.2242	1.560080
6,000,001 to 7,000,000	4	25,021,929.96	3.93%	24	5.0717	1.440722	1.61 to 1.70	5	73,694,192.69	11.57%	24	5.2273	1.665297
7,000,001 to 8,000,000	2	15,699,130.97	2.47%	23	4.9251	1.130462	1.71 to 1.80	2	20,514,243.90	3.22%	24	5.0630	1.716411
8,000,001 to 10,000,000	4	33,343,815.33	5.24%	24	5.0749	2.037779	1.81 to 1.90	1	44,289,085.41	6.96%	24	5.2100	1.874000
10,000,001 to 15,000,000	3	40,516,241.97	6.36%	24	4.8815	1.767437	1.91 to 2.00	2	26,741,562.53	4.20%	25	4.8720	1.954800
15,000,001 to 20,000,000	3	48,689,869.28	7.65%	24	5.2623	0.970670	2.01 to 2.25	3	59,577,099.86	9.36%	24	4.8118	2.139542
20,000,001 to 30,000,000	6	134,043,260.34	21.05%	24	5.0776	1.267985	2.26 to 2.50	1	8,549,618.99	1.34%	24	4.7300	2.495300
30,000,001 to 50,000,000	2	89,289,085.41	14.02%	24	4.9782	2.010932	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	1	75,000,000.00	11.78%	24	4.4300	0.793600	2.76 or greater	9	35,245,429.56	5.54%	24	4.7992	3.531495
Totals	55	636,681,254.59	100.00%	24	4.9918	1.486203	Totals	55	636,681,254.59	100.00%	24	4.9918	1.486203
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	31	107,663,081.68	16.91%	23	5.1167	NAP
							Defeased	31	107,663,081.68	16.91%	23	5.1167	NAP
California	8	76,876,137.52	12.07%	24	4.7273	2.687528
							Industrial	23	68,063,775.98	10.69%	24	5.0772	1.739331
Florida	1	1,405,251.81	0.22%	23	5.6800	1.216800
							Lodging	15	92,794,915.52	14.57%	24	5.4049	1.734807
Georgia	1	3,315,883.12	0.52%	24	4.8200	3.154200
							Mixed Use	2	28,129,574.64	4.42%	23	4.9788	1.495636
Idaho	5	24,784,925.40	3.89%	25	5.6919	1.537694
							Multi-Family	8	51,091,585.55	8.02%	25	4.9236	1.706007
Illinois	26	134,696,923.36	21.16%	24	4.7358	1.276435
							Office	5	117,820,744.43	18.51%	24	4.6258	0.692425
Massachusetts	2	27,992,410.96	4.40%	23	4.8871	1.546551
							Retail	15	141,800,547.23	22.27%	24	4.9759	1.494929
Mississippi	3	5,114,598.25	0.80%	23	5.3010	(0.064800)
							Self Storage	7	29,317,029.57	4.60%	24	4.7052	3.155037
Nevada	1	6,148,509.39	0.97%	23	5.0200	0.861300
							Totals	106	636,681,254.59	100.00%	24	4.9918	1.486203
New York	4	56,894,106.44	8.94%	24	5.3149	1.052593

North Carolina	1	2,922,459.54	0.46%	23	5.2300	3.219200

Oregon	2	7,484,673.77	1.18%	22	6.0500	0.593074

Pennsylvania	2	16,184,222.20	2.54%	24	5.0900	1.710100

South Carolina	4	16,189,046.58	2.54%	24	5.0167	1.476159

Tennessee	1	2,430,933.95	0.38%	23	4.9000	1.403700

Texas	6	47,788,642.77	7.51%	25	4.8675	1.869123

Utah	1	20,332,199.47	3.19%	24	4.7910	1.411400

Washington	2	13,298,672.40	2.09%	23	5.3936	0.628791

Washington, DC	2	50,437,297.13	7.92%	24	4.9543	0.711561

Wisconsin	3	14,721,278.85	2.31%	24	5.1659	1.806573

Totals	106	636,681,254.59	100.00%	24	4.9918	1.486203

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	107,663,081.68	16.91%	23	5.1167	NAP	Defeased	12	107,663,081.68	16.91%	23	5.1167	NAP
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	75,000,000.00	11.78%	24	4.4300	0.793600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	10	88,318,760.18	13.87%	24	4.7278	2.534887	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	172,067,553.20	27.03%	24	4.8987	1.365759	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	9	124,137,533.49	19.50%	24	5.1834	1.754651	49 months or greater	43	529,018,172.91	83.09%	24	4.9663	1.502143
	5.251% to 5.500%	4	30,245,566.41	4.75%	24	5.3913	0.431155	Totals	55	636,681,254.59	100.00%	24	4.9918	1.486203
	5.501% to 5.750%	2	23,596,378.13	3.71%	25	5.6518	1.665111
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	3	15,652,381.50	2.46%	22	6.0500	0.390413
	Totals	55	636,681,254.59	100.00%	24	4.9918	1.486203
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	107,663,081.68	16.91%	23	5.1167	NAP	Defeased	12	107,663,081.68	16.91%	23	5.1167	NAP
	59 months or less	43	529,018,172.91	83.09%	24	4.9663	1.502143	Interest Only	4	141,361,801.39	22.20%	24	4.6578	1.257365
	60 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	311 months or less	39	387,656,371.52	60.89%	24	5.0788	1.591403
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	636,681,254.59	100.00%	24	4.9918	1.486203	Totals	55	636,681,254.59	100.00%	24	4.9918	1.486203
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	107,663,081.68	16.91%	23	5.1167	NAP			No outstanding loans in this group
Underwriter's Information		1	7,974,367.22	1.25%	23	4.9300	1.320000
	12 months or less	40	439,474,634.33	69.03%	24	5.0586	1.629051
	13 months to 24 months	1	75,000,000.00	11.78%	24	4.4300	0.793600
	25 months or greater	1	6,569,171.36	1.03%	24	4.9600	1.322600
	Totals	55	636,681,254.59	100.00%	24	4.9918	1.486203
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310930237	OF	Chicago	IL	Actual/360	4.430%	286,104.17	0.00	0.00	N/A	01/11/26	--	75,000,000.00	75,000,000.00	01/11/24
3	310932464	Various Various		Various	Actual/360	5.210%	199,008.78	69,258.87	0.00	N/A	01/11/26	--	44,358,344.28	44,289,085.41	01/11/24
4	310929024	RT	Various	Various	Actual/360	5.150%	165,722.68	105,740.72	0.00	N/A	11/11/25	--	37,369,347.72	37,263,607.00	01/11/24
5	310931130	RT	Torrance	CA	Actual/360	4.750%	184,062.50	0.00	0.00	N/A	01/11/26	--	45,000,000.00	45,000,000.00	01/11/24
7	301741131	LO	Boise	ID	Actual/360	5.650%	108,254.16	59,229.08	0.00	N/A	02/06/26	--	22,250,355.40	22,191,126.32	12/06/23
8	305550008	OF	Washington	DC	Actual/360	4.910%	108,481.43	33,916.27	0.00	N/A	02/05/26	--	25,657,521.88	25,623,605.61	12/05/23
9	305550009	MU	Washington	DC	Actual/360	5.000%	106,977.07	32,596.55	0.00	N/A	12/05/25	--	24,846,288.07	24,813,691.52	01/05/24
10	301741123	LO	Plainview	NY	Actual/360	5.244%	95,327.24	45,742.95	0.00	N/A	01/06/26	--	21,110,336.63	21,064,593.68	01/06/24
11	610931940	RT	St George	UT	Actual/360	4.791%	84,046.29	39,777.41	0.00	N/A	01/11/26	--	20,371,976.88	20,332,199.47	01/11/24
13	310931552	IN	Westfield	MA	Actual/360	4.870%	84,061.16	27,008.84	0.00	N/A	12/11/25	--	20,045,052.58	20,018,043.74	01/11/24
14	305550014	RT	Various	PA	Actual/360	5.090%	71,068.47	30,144.72	0.00	N/A	01/05/26	--	16,214,366.92	16,184,222.20	01/05/24
15	305550015	RT	Various	Various	Actual/360	5.090%	65,784.96	27,903.66	0.00	N/A	01/05/26	10/05/25	15,008,927.32	14,981,023.66	01/05/24
16	305550016	RT	New York	NY	Actual/360	5.438%	79,427.40	0.00	0.00	N/A	01/05/26	--	16,961,801.39	16,961,801.39	06/05/19
17	301741124	RT	East Greenbush	NY	Actual/360	5.250%	70,355.00	18,549.80	0.00	N/A	01/06/26	--	15,562,395.49	15,543,845.69	01/06/24
18	301741126	MF	Houston	TX	Actual/360	4.872%	58,845.16	23,153.89	0.00	N/A	02/06/26	--	14,026,337.23	14,003,183.34	01/06/24
20	310931444	RT	Various	Various	Actual/360	4.900%	58,211.38	21,302.10	0.00	N/A	12/11/25	--	13,795,981.54	13,774,679.44	12/11/23
21	301741125	MF	Houston	TX	Actual/360	4.872%	53,530.11	21,062.58	0.00	N/A	02/06/26	--	12,759,441.77	12,738,379.19	01/06/24
22	305550022	RT	Jonesboro	AR	Actual/360	5.191%	48,666.61	19,902.77	0.00	N/A	01/05/26	--	10,887,317.17	10,867,414.40	01/05/24
23	301741106	IN	Various	Various	Actual/360	5.050%	42,489.83	28,598.50	0.00	N/A	11/06/25	09/06/25	9,770,896.86	9,742,298.36	01/06/24
24	410932578	SS	Palm Desert	CA	Actual/360	4.730%	34,891.88	16,892.15	0.00	N/A	01/01/26	--	8,566,511.14	8,549,618.99	01/01/24
25	305550025	LO	Various	Various	Actual/360	6.050%	42,662.67	21,341.56	0.00	N/A	11/05/25	--	8,189,049.29	8,167,707.73	09/05/21
26	310931338	OF	Yakima	WA	Actual/360	4.920%	32,824.06	22,850.04	0.00	N/A	12/11/25	--	7,747,613.79	7,724,763.75	01/11/24
27	310931965	LO	Salinas	CA	Actual/360	4.670%	32,776.57	16,322.87	0.00	N/A	12/11/25	--	8,150,558.68	8,134,235.81	01/11/24
28	410932754	SS	Santa Rosa	CA	Actual/360	4.870%	37,677.23	12,039.82	0.00	N/A	10/11/25	--	8,984,434.97	8,972,395.15	01/11/24
29	301741128	MF	Houston	TX	Actual/360	4.872%	35,686.74	14,041.72	0.00	N/A	02/06/26	--	8,506,294.52	8,492,252.80	01/06/24
30	310929355	IN	Worcester	MA	Actual/360	4.930%	33,918.54	15,342.49	0.00	N/A	12/11/25	--	7,989,709.71	7,974,367.22	01/11/24
31	310931428	RT	Milan	IL	Actual/360	4.960%	28,111.06	12,501.79	0.00	01/11/26	01/11/36	--	6,581,673.15	6,569,171.36	01/11/24
32	305550032	OF	Duluth	GA	Actual/360	5.302%	26,454.07	14,758.75	0.00	N/A	01/05/26	--	5,794,201.42	5,779,442.67	01/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	305550034	LO	Milwaukee	WI	Actual/360	5.130%	27,525.35	11,577.29	0.00	N/A	12/05/25	--	6,230,979.44	6,219,402.15	01/05/24
35	301741121	LO	Wes t Bend	WI	Actual/360	5.185%	27,217.80	11,155.12	0.00	N/A	01/06/26	--	6,096,002.18	6,084,847.06	01/06/24
37	410932653	MF	Clute	TX	Actual/360	4.750%	24,046.95	11,555.48	0.00	N/A	01/11/26	--	5,879,050.28	5,867,494.80	01/11/24
38	305550038	OF	Las Vegas	NV	Actual/360	5.020%	26,618.82	9,295.66	0.00	N/A	12/05/25	--	6,157,805.05	6,148,509.39	01/05/24
39	305550039	LO	Rochelle	IL	Actual/360	5.044%	24,719.82	10,726.25	0.00	N/A	12/05/25	--	5,691,294.62	5,680,568.37	01/05/24
40	305550040	LO	Charlotte	NC	Actual/360	5.290%	23,481.27	14,444.22	0.00	N/A	01/05/26	--	5,154,740.40	5,140,296.18	01/05/24
41	410932542	SS	Chicago	IL	Actual/360	4.710%	22,650.49	9,542.33	0.00	N/A	01/11/26	--	5,584,670.19	5,575,127.86	01/11/24
43	305550043	Various Jackson		MS	Actual/360	5.301%	23,390.93	9,653.39	0.00	N/A	12/05/25	--	5,124,251.64	5,114,598.25	05/05/22
44	305550044	LO	Greenville	SC	Actual/360	5.290%	22,133.27	13,518.13	0.00	N/A	02/05/26	--	4,858,819.22	4,845,301.09	01/05/24
46	301741127	MF	Pasadena	TX	Actual/360	4.962%	18,536.45	8,188.63	0.00	N/A	02/06/26	--	4,338,210.33	4,330,021.70	01/06/24
47	305550047	LO	Winston Salem	NC	Actual/360	5.430%	19,189.62	11,306.09	0.00	N/A	01/05/26	--	4,103,999.49	4,092,693.40	01/05/24
48	305550048	LO	Warrenton	OR	Actual/360	6.050%	20,014.81	10,087.49	0.00	N/A	11/05/25	--	3,841,818.28	3,831,730.79	01/05/21
49	301741122	MF	Houston	TX	Actual/360	4.700%	16,745.07	6,593.63	0.00	N/A	01/06/26	--	4,137,422.31	4,130,828.68	01/06/24
50	410928705	SS	Grass Valley	CA	Actual/360	4.590%	17,391.00	0.00	0.00	N/A	01/11/26	--	4,400,000.00	4,400,000.00	01/11/24
51	305550051	LO	The Dalles	OR	Actual/360	6.050%	19,080.26	9,489.90	0.00	N/A	11/05/25	--	3,662,432.88	3,652,942.98	01/05/24
52	410932902	SS	Various	CA	Actual/360	4.720%	16,664.22	0.00	0.00	N/A	01/11/26	10/11/25	4,100,000.00	4,100,000.00	01/11/24
53	410932759	MU	Hiram	GA	Actual/360	4.820%	13,789.56	6,456.62	0.00	N/A	01/11/26	--	3,322,339.74	3,315,883.12	01/11/24
54	410932580	SS	Sacramento	CA	Actual/360	4.730%	13,500.87	6,536.17	0.00	N/A	01/01/26	--	3,314,679.75	3,308,143.58	01/01/24
55	305550055	OF	Rensselaer	NY	Actual/360	5.440%	15,597.80	5,835.35	0.00	N/A	01/05/26	--	3,329,701.03	3,323,865.68	01/05/24
56	305550056	LO	Hickory	NC	Actual/360	5.230%	13,199.14	8,331.32	0.00	N/A	12/05/25	--	2,930,790.86	2,922,459.54	01/05/24
58	410932588	SS	Moreno Valley	CA	Actual/360	4.730%	11,782.58	5,704.29	0.00	N/A	01/01/26	--	2,892,811.58	2,887,107.29	01/01/24
59	410921162	SS	Fresno	CA	Actual/360	4.730%	10,432.50	5,050.66	0.00	N/A	01/01/26	--	2,561,344.34	2,556,293.68	01/01/24
60	410932796	RT	Portland	TX	Actual/360	4.920%	10,006.27	4,515.77	0.00	N/A	01/11/26	--	2,361,826.71	2,357,310.94	01/11/24
61	410921160	SS	Fresno	CA	Actual/360	4.730%	8,328.46	4,032.05	0.00	N/A	01/01/26	--	2,044,770.22	2,040,738.17	01/01/24
62	305550062	MF	Tallahassee	FL	Actual/360	5.680%	6,884.89	2,381.25	0.00	N/A	12/05/25	--	1,407,633.06	1,405,251.81	01/05/24
63	305550063	MU	Paoli	PA	Actual/360	5.890%	6,880.03	2,197.02	0.00	N/A	01/05/26	--	1,356,487.58	1,354,290.56	01/05/24
64	305550064	SS	Port Charlotte	FL	Actual/360	5.340%	5,706.69	2,241.84	0.00	N/A	11/05/25	--	1,241,033.46	1,238,791.62	01/05/24
Totals							2,740,942.14	950,395.85	0.00				637,631,650.44	636,681,254.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,832,351.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,287,296.84	4,858,303.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	4,857,744.00	3,517,643.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,179,960.67	3,874,491.09	10/01/22	09/30/23	--	0.00	0.00	167,387.44	167,387.44	0.00	0.00
8	1,141,069.00	334,809.28	01/01/23	09/30/23	--	0.00	0.00	142,287.23	142,287.23	0.00	0.00
9	2,109,412.70	1,651,415.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,138,979.62	3,172,195.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,818,955.60	1,706,951.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,321,521.37	1,741,141.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,238,795.72	1,746,598.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	3,613.00	01/01/23	06/30/23	09/11/23	15,646,009.01	2,612,199.35	6,050.80	1,714,577.23	169,556.40	0.00
17	1,285,838.03	1,040,918.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,670,899.22	999,467.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,358,444.24	1,080,655.92	01/01/23	09/30/23	--	0.00	0.00	79,454.08	79,454.08	0.00	0.00
21	1,514,219.00	918,990.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	58,072.28	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,853,198.94	1,180,305.54	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,117,292.00	193,793.00	01/01/23	06/30/23	08/11/23	0.00	17,650.15	63,918.27	1,791,115.78	142,483.48	0.00
26	887,863.04	402,868.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,456,063.24	2,169,598.89	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,174,022.63	1,017,641.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	508,610.00	01/01/16	09/30/16	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	790,961.00	791,153.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	954,949.00	1,096,386.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	522,384.60	492,163.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	542,441.32	211,730.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,250,370.66	1,313,784.70	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	569,068.14	496,836.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	46,610.00	22,952.00	01/01/23	06/30/23	01/11/24	4,760,249.00	657,560.05	11,281.67	162,559.96	14,313.43	0.00
44	784,164.00	811,125.87	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	569,659.00	308,849.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	324,079.00	53,306.50	01/01/23	06/30/23	08/11/23	1,290,726.25	237,902.05	23,343.20	874,960.10	88,178.33	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1,023,774.74	760,297.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	823,680.94	507,572.94	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	867,678.10	584,456.90	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	976,289.20	626,964.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	452,842.17	344,120.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	986,249.27	955,809.29	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	873,817.00	542,963.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	759,005.67	600,881.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	253,518.62	215,125.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	604,003.50	457,300.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	150,449.67	105,756.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	61,369,922.86	43,419,550.89				21,696,984.26	3,525,311.60	493,722.70	4,932,341.82	472,603.92	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	4	34,075,838.16	1	5,114,598.25	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.991761%	4.933750%	24
12/15/23	0	0.00	0	0.00	4	34,116,920.60	1	5,124,251.64	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.991957%	4.933993%	25
11/17/23	0	0.00	0	0.00	4	34,160,565.86	1	5,134,613.80	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.992163%	4.934249%	26
10/17/23	0	0.00	0	0.00	4	34,201,221.97	1	5,144,176.24	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.992356%	4.934488%	27
09/15/23	0	0.00	0	0.00	4	34,244,456.67	1	5,154,450.77	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.992559%	4.934741%	28
08/17/23	0	0.00	0	0.00	4	34,284,690.66	1	5,163,923.07	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.992748%	4.934976%	29
07/17/23	0	0.00	0	0.00	4	34,324,722.18	1	5,173,352.33	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.992936%	4.935209%	30
06/16/23	0	0.00	0	0.00	4	34,367,355.40	1	5,183,498.55	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.993135%	4.935456%	31
05/17/23	0	0.00	0	0.00	4	34,406,971.00	1	5,192,838.86	1	16,961,801.39	0	0.00	0	0.00	1	22,439,455.76	4.993319%	4.935686%	32
04/17/23	0	0.00	0	0.00	4	34,449,203.67	1	5,202,899.37	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.994742%	4.930185%	32
03/17/23	0	0.00	0	0.00	4	34,488,407.46	1	5,212,151.52	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.994918%	4.930404%	33
02/17/23	0	0.00	0	0.00	4	34,535,905.46	1	5,223,658.70	1	16,961,801.39	0	0.00	0	0.00	0	0.00	4.995128%	4.930667%	34
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	301741131	12/06/23	0	B	167,387.44	167,387.44	0.00	22,250,355.40
8	305550008	12/05/23	0	B	142,287.23	142,287.23	0.00	25,657,521.88
16	305550016	06/05/19	54	6	6,050.80	1,714,577.23	363,512.98	17,000,000.00	10/04/18	7			07/05/22
20	310931444	12/11/23	0	A	79,454.08	79,454.08	0.00	13,795,981.54
25	305550025	09/05/21	27	6	63,918.27	1,791,115.78	811,583.18	8,760,297.63	12/14/18	1	10/15/20
43	305550043	05/05/22	19	6	11,281.67	162,559.96	31,398.05	5,364,742.61	10/18/18	98		03/07/19
48	305550048	01/05/21	35	6	23,343.20	874,960.10	136,948.87	4,191,076.68	11/30/18	1	08/13/21
Totals					493,722.70	4,932,341.82	1,343,443.08	97,019,975.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		537,888,213	503,812,375	11,999,439		22,076,400
25 - 36 Months		92,223,870	92,223,870	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		6,569,171	6,569,171	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	636,681,255	602,605,416	0	0	17,114,037	16,961,801
Dec-23	637,631,650	603,514,730	0	0	17,155,119	16,961,801
Nov-23	638,647,301	604,486,736	0	0	17,198,764	16,961,801
Oct-23	639,589,063	605,387,841	0	0	17,239,421	16,961,801
Sep-23	640,596,395	606,351,938	0	0	17,282,655	16,961,801
Aug-23	641,529,598	607,244,907	0	0	17,322,889	16,961,801
Jul-23	642,458,702	608,133,980	0	0	17,362,921	16,961,801
Jun-23	643,453,836	609,086,481	0	0	17,405,554	16,961,801
May-23	644,374,491	609,967,520	0	0	17,445,170	16,961,801
Apr-23	667,831,720	610,912,280	0	0	39,957,639	16,961,801
Mar-23	668,771,520	611,785,354	0	0	40,024,364	16,961,801
Feb-23	669,928,605	612,858,133	0	0	40,108,670	16,961,801
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310930237	75,000,000.00	75,000,000.00	166,500,000.00	12/02/15	3,743,056.40	0.79360	12/31/22	01/11/26	I/O
16	305550016	16,961,801.39	17,000,000.00	6,600,000.00	07/19/23	3,613.00	0.00760	06/30/23	01/05/26	I/O
25	305550025	8,167,707.73	8,760,297.63	17,900,000.00	06/14/23	78,613.50	0.20470	06/30/23	11/05/25	201
43	305550043	5,114,598.25	5,364,742.61	370,000.00	11/21/23	(12,859.00)	(0.06480)	06/30/23	12/05/25	262
48	305550048	3,831,730.79	4,191,076.68	4,325,000.00	06/14/23	(7,839.50)	(0.04340)	06/30/23	11/05/25	201
Totals		109,075,838.16	110,316,116.92	195,695,000.00		3,804,584.40

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310930237	OF	IL	08/02/22	13

Special Servicer is in communication with Borrower's representatives, and is evaluating the Loan and collateral in order to determine the appropriate next steps for the Loan. The Loan is current on debt service payments, and cash management

	is active.

16	305550016	RT	NY	10/04/18	7
	Special Servicer comments are not available for this cycle.

25	305550025	LO	Various	12/14/18	1

Loan is secured by a 113-room Shilo Inn in Ocean Shores, WA and an 84-room Shilo Inn in Nampa, ID. Forbearance was previously executed but the Loan remains in Payment Default. Borrower filed bankruptcy prior to the foreclosure sale.

	Lender is dual tracking negotiations and stay relief in the bankruptcy. Interest only payments are being received. Borrower and Special Servicer are currently negotiating a payoff.

43	305550043	Various	MS	10/18/18	98

Greenbriar Terrace Apartments and Southside Apartments were sold on 4/21/2022 through a Receiver sale. The Receiver is leasing up the retail property and plans to sell the property once leased up. Ongoing discussions with T-Mobile to

	backfill the vacant s pace.

48	305550048	LO	OR	11/30/18	1

Loan is secured by a 63-room Shilo Inn in Warrenton, OR. A forbearance was previously executed but Loan remains in payment default. The Borrower filed bankruptcy prior to the foreclosure sale. Lender is dual tracking negotiations and stay

	relief in the bankruptcy. Borrower and Special Servicer are currently negotiating a payoff.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	305550033	7,127,422.85	5.01800%	7,127,422.85 5.01800%		10	08/06/20	08/06/20	09/11/20
Totals		7,127,422.85		7,127,422.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	310932832 05/17/23	22,470,236.35	36,000,000.00	23,170,015.02	462,923.14	23,170,015.02	22,707,091.88	0.00	0.00	(450.00)	450.00	0.00%
36	310932662 02/18/21	6,338,022.39	5,200,000.00	6,550,186.57	1,748,744.26	6,550,186.57	4,801,442.31	1,536,580.08	0.00	456,222.35	1,080,357.73	15.77%
42	305550042 07/15/22	5,465,209.56	4,600,000.00	4,786,867.52	1,090,511.92	4,786,867.52	3,696,355.60	1,768,853.96	0.00	223,127.47	1,545,726.49	25.33%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		34,273,468.30	45,800,000.00	34,507,069.11	3,302,179.32	34,507,069.11	31,204,889.79	3,305,434.04	0.00	678,899.82	2,626,534.22

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	310932832	09/15/23	0.00	0.00	450.00	0.00	0.00	450.00	0.00	0.00	450.00
		05/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	310932662	10/17/23	0.00	0.00	1,080,357.73	0.00	0.00	(27,016.67)	0.00	0.00	1,080,357.73
		09/15/23	0.00	0.00	1,107,374.40	0.00	0.00	(237,256.95)	0.00	0.00
		06/16/23	0.00	0.00	1,344,631.35	0.00	0.00	28,796.17	0.00	0.00
		05/17/23	0.00	0.00	1,315,835.18	0.00	0.00	(4,943.01)	0.00	0.00
		04/17/23	0.00	0.00	1,320,778.19	0.00	0.00	(215,801.89)	0.00	0.00
		02/18/21	0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08	0.00	0.00
42	305550042	08/17/23	0.00	0.00	1,545,726.49	0.00	0.00	(219,015.84)	0.00	0.00	1,545,726.49
		06/16/23	0.00	0.00	1,764,742.33	0.00	0.00	(4,111.63)	0.00	0.00
		07/15/22	0.00	0.00	1,768,853.96	0.00	0.00	1,768,853.96	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,626,534.22	0.00	0.00	2,626,534.22	0.00	0.00	2,626,534.22

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,145.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,651.50	0.00	0.00	73,198.55	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	21,708.86	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	6,718.77	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,297.33	0.00	0.00	101,626.18	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		131,923.51

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28